Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Payables And Accruals [Abstract]
Research and development	$ 3,264	$ 3,403
Employee compensation costs	2,026	2,020
Consulting and professional services	759	2,252
Legal expenses	323	651
Deferred rent	13	72
Other	21	97
Total	$ 6,406	$ 8,495